Commitments and Contingencies - Schedule of Total Future Minimum Capital Commitment Contracted (Details)	Sep. 30, 2025 USD ($)
Schedule of Total Future Minimum Capital Commitment Contracted [Abstract]
2026	$ 3,955,251
2027
2028	96,636
2029
2030
Thereafter	193,272
Total future minimum capital commitment contracted	$ 4,245,159